Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes (Textual)
Corporate tax rate	21.00%
Deferred tax benefit	$ 528,200
Net operating loss carry forwards	$ 2,358,000
Percentage of deferred tax asset	100.00%	0.00%
Minimum [Member]
Income Taxes (Textual)
Corporate tax rate		21.00%
Operating loss carry forwards expiration period	Dec. 31, 2033
Maximum [Member]
Income Taxes (Textual)
Corporate tax rate		34.00%
Operating loss carry forwards expiration period	Dec. 31, 2038